CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Cash flows from operating activities:
Net loss	$ (6,644)	$ (13,246)	$ (20,306)	$ (11,287)
Adjustments to reconcile net loss to net cash used in operating activities:
PPP loan forgiveness	(850)	0	(757)	0
Depreciation and amortization	1,226	3,210	4,627	7,768
Stock-based compensation	236	449	708	854
Impairment of intangible assets	0	2,531	2,531	760
Loss on disposal of discontinued operations	0	1,859	1,859	0
(Recovery) provision for doubtful accounts, net of charge offs	(453)	470	1,129	2,000
Provision for inventory obsolescence	350	234	321	298
Gross profit from sale of lease pool equipment	0	(1,326)	(1,326)	(1,197)
Gross profit from sale of other equipment	(155)	0	(357)	0
Deferred tax expense	0	263	32	503
Non-current prepaid tax			0	50
Changes in:
Accounts receivable	(140)	4,404	4,632	(1,723)
Unbilled revenue	21	(9)	72	(327)
Inventories	(542)	(675)	1,178	(2,810)
Prepaid expenses and other current and long-term assets	(260)	766	581	(506)
Income taxes receivable and payable	(63)	0	767	0
Accounts payable, accrued expenses and other current liabilities	375	(1,583)	(2,510)	(178)
Deferred revenue	(292)	87	459	(335)
Foreign exchange losses net of gains			0	313
Net cash used in operating activities	(7,191)	(2,566)	(6,360)	(5,817)
Cash flows from investing activities:
Purchases of seismic equipment held for lease	0	(110)	(110)	(2,955)
Purchase of technology			(366)	0
Purchases of property and equipment	(14)	(302)	(90)	(1,036)
Sale of used lease pool equipment	0	2,010	2,010	1,664
Sale of assets held for sale	484	0	1,506	0
Sale of a business	761	0	257	239
Net cash provided by investing activities	1,231	1,598	3,207	(2,088)
Cash flows from financing activities:
Purchase of treasury stock	2	0
Net proceeds from preferred stock offering	4,502	0	1,000	3,773
Net proceeds from common stock offering	43	0	3,584	0
Preferred stock dividends	(1,160)	(1,118)	(1,677)	(2,050)
Proceeds from PPP loans	0	1,607	1,607	0
Proceeds from exercise of stock options			0	26
Net cash provided by financing activities	3,383	489	4,514	1,749
Effect of changes in foreign exchange rates on cash, cash equivalents and restricted cash	22	(117)	16	(159)
Net increase (decrease) in cash, cash equivalents and restricted cash	(2,555)	(596)	1,377	(6,315)
Cash, cash equivalents and restricted cash, beginning of period	4,611	3,234	3,234	9,549
Cash, cash equivalents and restricted cash, end of period	2,056	2,638	4,611	3,234
Supplemental cash flow information:
Interest paid	18	23	$ 40	$ 63
Income taxes paid	$ 147	$ 246